Regulatory Capital	12 Months Ended
Dec. 31, 2011
Regulatory Capital
Regulatory Capital
18. Regulatory Capital

A significant measure of the strength of a financial institution is its capital base.  Federal regulators have classified and defined capital into the following components: (1) tier 1 capital, which includes tangible shareholders' equity for common stock, qualifying preferred stock and certain qualifying hybrid instruments, and (2) tier 2 capital, which includes a portion of the allowance for loan losses, subject to limitations, certain qualifying long-term debt, preferred stock and hybrid instruments, which do not qualify for tier 1 capital.  The parent company and its subsidiary bank are subject to various regulatory capital requirements administered by banking regulators.  Quantitative measures of capital adequacy include the leverage ratio (tier 1 capital as a percentage of tangible assets), tier 1 risk-based capital ratio (tier 1 capital as a percent of risk-weighted assets) and total risk-based capital ratio (total risk-based capital as a percent of total risk-weighted assets).
Minimum capital levels are regulated by risk-based capital adequacy guidelines, which require the Company and the bank to maintain certain capital as a percentage of assets and certain off-balance sheet items adjusted for predefined credit risk factors (risk-weighted assets).  Failure to meet minimum capital requirements can initiate certain mandatory and possibly discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines.  However, prompt corrective action provisions are not applicable to bank holding companies.  At a minimum, tier 1 capital as a percentage of risk-weighted assets of 4 percent and combined tier 1 and tier 2 capital as a percentage of risk-weighted assets of 8 percent must be maintained.
In addition to the risk-based guidelines, regulators require that a bank, which meets the regulator's highest performance and operation standards, maintain a minimum leverage ratio of 3 percent.  For those banks with higher levels of risk or that are experiencing or anticipating significant growth, the minimum leverage ratio will be proportionately increased.  Minimum leverage ratios for each institution are evaluated through the ongoing regulatory examination process.

The Company's capital amounts and ratios for the last two years are presented in the following table.

	Actual		For Capital Adequacy Purposes		To Be Well-Capitalized Under Prompt Corrective Action Provisions
(In thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011
Leverage ratio	$86,077	10.44%	≥ $ 32,979	4.00%	N/A	N/A
Tier I risk-based capital ratio	86,077	14.33	24,027	4.00	N/A	N/A
Total risk-based capital ratio	93,696	15.60	48,055	8.00	N/A	N/A
As of December 31, 2010
Leverage ratio	$83,550	9.97	≥ $ 33,531	4.00	N/A	N/A
Tier I risk-based capital ratio	83,550	13.04	25,628	4.00	N/A	N/A
Total risk-based capital ratio	91,638	14.30%	51,257	8.00%	N/A	N/A

The Bank's capital amounts and ratios for the last two years are presented in the following table.

	Actual		For Capital Adequacy Purposes		To Be Well-Capitalized Under Prompt Corrective Action Provisions
(In thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011
Leverage ratio	$74,191	9.01%	≥ $ 32,953	4.00%	≥ $ 41,192	5.00%
Tier I risk-based capital ratio	74,191	12.36	24,003	4.00	36,004	6.00
Total risk-based capital ratio	90,302	15.05	48,006	8.00	60,007	10.00
As of December 31, 2010
Leverage ratio	$71,053	8.48	≥ $ 33,497	4.00	≥ $ 41,871	5.00
Tier I risk-based capital ratio	71,053	11.10	25,595	4.00	38,393	6.00
Total risk-based capital ratio	87,631	13.69%	51,191	8.00%	63,988	10.00%